Organization (Details) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 07, 2011	Sep. 30, 2012 Contributor [Member] ARC Real Estate Partners, LLC [Member] property	Dec. 31, 2012 General Partner [Member] ARC Properties Operating Partnership, L.P. [Member]	Dec. 31, 2012 Affiliated Entity [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member]	Dec. 31, 2012 Unaffiliated Third Party [Member]	Sep. 07, 2011 Mortgage Notes Payable [Member]	Sep. 07, 2011 Unsecured Debt [Member]	Sep. 07, 2011 Secured Debt [Member]	Sep. 07, 2011 Other Assets [Member]	Sep. 07, 2011 Other Liabilities [Member]	Sep. 07, 2011 Loans Payable [Member]	Sep. 07, 2011 Real Estate [Member]	Sep. 07, 2011 ARC Income Properties I [Member]	Sep. 07, 2011 Citizens Bank [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member] property	Sep. 07, 2011 Home Depot [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member] property	Dec. 31, 2011 Vacant [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member] property	Dec. 31, 2012 Long Term [Member]	Dec. 31, 2012 Short Term [Member] [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Operations [Line Items]
Real Estate Portfolio, Property Concentration, Percentage																			70.00%	30.00%
Real Estate Portfolio, Property Average Remaining Lease Term																					10	12
General partner ownership interest in OP, Percent					99.10%
Limited partner ownership interest in OP, Percent						0.20%	0.70%
Number Of Properties Contributed By Affiliate				63												59	1	2
Business Acquisition, Purchase Price Allocation, Liabilities Assumed								$ (96,200,000)	$ (30,600,000)
Real Estate Investments, Net			(16,771,000)							(96,472,000)	2,402,000	(834,000)	30,626,000	108,759,000
Mortgage notes payable	265,118,000	35,320,000													82,600,000
Line of Credit Facility, Amount Outstanding															$ 51,500,000